Note 5 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
USD	Shareholding	Effective interest & NCI recognised	NCI subject to facilitation loan	Balance of facilitation loan[3]
				December 31, 2024	December 31, 2023
NIEEF	16%	3.2%	12.8%	6,723	8,489
Community Trust	10%	10.0%	–%	–	–
BETS[1,2]	10%	–%	–%	3,535	4,908
	36%	13.2%	12.8%	10,258	13,397

Disclosure of movement in dividend loan [text block]
	2024	2023
Balance at January 1	13,397	15,026
Interest incurred	637	259
Dividends used to repay loan	(3,776)	(1,888)
Balance at December 31	10,258	13,397